Comparison of Total Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Segment and Geographic Distribution of Operations [Line Items]
Cash held by non-corporate subsidiaries	$ 230,315	$ 197,059	$ 230,315
Cash including restricted cash	21,300	5,213	21,300
Americas
Segment and Geographic Distribution of Operations [Line Items]
Cash held by non-corporate subsidiaries	95,100	94,600	95,100
West Africa
Segment and Geographic Distribution of Operations [Line Items]
Due from related parties	263,700	197,100	263,700
Corporate Vessels | Construction
Segment and Geographic Distribution of Operations [Line Items]
Construction costs	9,300	11,200	9,300
Corporate
Segment and Geographic Distribution of Operations [Line Items]
Cash including restricted cash	$ 336,400	$ 353,200	$ 336,400